LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	6 Months Ended
Jun. 30, 2020
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 5:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Others:

	Interest
	June 30,	June 30,	December 31,
	2020	2020	2019
Linkage terms:	%	Unaudited

U.S. dollar	3.5% - 5%	128	381
NIS - fix interest rate	5% - 5.5%	1,655	664

		1,783	1,045
Less - current maturities (trade payables)		(315)	(658)

		1,468	387

Minimum future payments at June 30, 2020 due under the long-term debt are as follows:

Long-term loan

First year	316
Second year	420
Third year	428
Fourth year	317
Fifth year	302

1,783

Long-term debt includes liabilities associated with equipment purchases in the amounts of $171 and $477 and current maturities of long-term debt of $171 and $477 at June 30, 2020 and December 31, 2019, respectively. The current maturities are classified in the trade payable balance as of June 30, 2020 and December 31, 2019, respectively.

As to pledges securing the loans, see Note 7a.